                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2004
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 11, 2004
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        90
                                             ----------------------------

Form 13F Information Table Value Total:      $ 261,333
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------

Caldwell & Orkin, Inc.
FORM 13F

                   30-Sept-04


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      201      4740 SH                Sole                  4740
ADOLOR CORP                      COM    00724x102      885     78700 SH                Sole                 78700
AFFYMETRIX, INC.                 COM    00826t108     4410    143600 SH                Sole                143600
AMERICAN EAGLE OUTFITTERS        COM    02553e106     7492    203300 SH                Sole                203300
AMERICAN EXPRESS CO.             COM    025816109     1966     38200 SH                Sole                 38200
AMSOUTH BANCORPORATION           COM    032165102      400     16400 SH                Sole                 16400
APACHE CORP                      COM    037411105      335      6680 SH                Sole                  6680
AQUANTIVE, INC.                  COM    03839g105     1806    187200 SH                Sole                187200
AQUILA INC.                      COM    03840p102      934    299400 SH                Sole                299400
ASK JEEVES, INC.                 COM    045174109     3801    116200 SH                Sole                116200
AVAYA, INC.                      COM    053499109     2745    196900 SH                Sole                196900
BJ SERVICES                      COM    055482103     4497     85800 SH                Sole                 85800
CARBO CERAMICS INC.              COM    140781105      628      8700 SH                Sole                  8700
CARTER'S INC.                    COM    146229109      914     33000 SH                Sole                 33000
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109     2239     74650 SH                Sole                 74650
CIT GROUP                        COM    125581108     2483     66400 SH                Sole                 66400
COMPASS BANCSHARES INC.          COM    20449h109     3957     90300 SH                Sole                 90300
CYBERSOURCE CORP.                COM    23251j106     1221    252700 SH                Sole                252700
DOT HILL SYSTEMS CORP.           COM    25848t109      174     21700 SH                Sole                 21700
DOWNEY FINANCIAL CORP.           COM    261018105     2039     37100 SH                Sole                 37100
DUKE ENERGY                      COM    264399106    10175    444500 SH                Sole                444500
ENDOLOGIX INC.                   COM    29266s106      574     84700 SH                Sole                 84700
ENSCO INTERNATIONAL INC.         COM    26874q100     3623    110900 SH                Sole                110900
EXXON MOBIL CORP.                COM    30231G102     3214     66508 SH                Sole                 66508
FINDWHAT.COM                     COM    317794105     2287    122100 SH                Sole                122100
FPL GROUP                        COM    302571104      205      3000 SH                Sole                  3000
GENERAL ELECTRIC CO.             COM    369604103     8069    240300 SH                Sole                240300
GLOBAL SANTAFE CORP.             COM    g3930e101     4898    159800 SH                Sole                159800
GOLDCORP, INC.                   COM    380956409     3156    227700 SH                Sole                227700
GREY WOLF INC COM                COM    397888108     1358    277700 SH                Sole                277700
HALLIBURTON CO                   COM    406216101     1408     41800 SH                Sole                 41800
HEALTHSOUTH CORP                 COM    421924101      927    181700 SH                Sole                181700
HOME DEPOT INC.                  COM    437076102     2301     58700 SH                Sole                 58700
HUBBELL, INC.-B                  COM    443510201     1139     25400 SH                Sole                 25400
INKINE PHARMACEUTICAL            COM    457214104      532    104800 SH                Sole                104800
INPUT/OUTPUT INC.                COM    457652105      438     42500 SH                Sole                 42500
INTERWOVEN INC                   COM    46114t508      397     54900 SH                Sole                 54900
INVITROGEN CORP.                 COM    46185r100     4322     78600 SH                Sole                 78600
ISHARES MSCI JAPAN               COM    464286848       97     10000 SH                Sole                 10000
JOHNSON & JOHNSON                COM    478160104      338      6000 SH                Sole                  6000
JONES SODA CO                    COM    48023p106      597    148500 SH                Sole                148500
KOHLS CORP.                      COM    500255104     5233    108600 SH                Sole                108600
LAMAR ADVERTISING                COM    512815101     4494    108000 SH                Sole                108000
LOCKHEED MARTIN                  COM    539830109      223      4000 SH                Sole                  4000
M-SYS FLASH DISK PIONEERS        COM    m7061c100     1536     93100 SH                Sole                 93100
MICRO THERAPEUTICS INC.          COM    59500w100     1187    279400 SH                Sole                279400
MICROSOFT CORP                   COM    594918104    10438    377500 SH                Sole                377500
MOBILE TELESYSTEMS-ADR           COM    607409109     1160      8000 SH                Sole                  8000
MURPHY OIL CORP.                 COM    626717102      312      3600 SH                Sole                  3600
MYLAN LABORATORIES               COM    628530107     3098    172100 SH                Sole                172100
NABORS INDUSTRIES LTD.           COM    g6359f103     5786    122200 SH                Sole                122200
NATIONAL-OILWELL INC COM         COM    637071101     3362    102300 SH                Sole                102300
NEKTAR THERAPUTICS               COM    640268108     3606    249000 SH                Sole                249000
NETRATINGS, INC.                 COM    64116m108     1216     68200 SH                Sole                 68200
NEWMONT MINING CORP.             COM    651639106    13720    301350 SH                Sole                301350
NOBLE CORP.                      COM    g65422100     3839     85400 SH                Sole                 85400
NOKIA CORP SPONSORED ADR         COM    654902204     3658    266600 SH                Sole                266600
PAN AMERICAN SILVER CORP         COM    697900108     3440    202100 SH                Sole                202100
PATTERSON ENERGY                 COM    703481101     3562    186800 SH                Sole                186800
POLO RALPH LAUREN                COM    731572103     3881    106700 SH                Sole                106700
PPL CORP.                        COM    69351t106      377      8000 SH                Sole                  8000
PRAXAIR INC                      COM    74005P104     2404     56240 SH                Sole                 56240
PRUDENTIAL FINANCIAL             COM    744320102     3128     66500 SH                Sole                 66500
RAE SYSTEMS, INC.                COM    75061p102      926    166000 SH                Sole                166000
REPUBLIC SERVICES                COM    760759100     5651    189900 SH                Sole                189900
ROCKWELL AUTOMATION              COM    773903109     2914     75300 SH                Sole                 75300
ROWAN COMPANIES INC              COM    779382100     4034    152800 SH                Sole                152800
S&P 500 DEPOSITARY RECEIPT       COM    78462f103    13559    121325 SH                Sole                121325
SCHLUMBERGER LTD.                COM    806857108     7165    106450 SH                Sole                106450
SMITH INTL INC                   COM    832110100     7974    131300 SH                Sole                131300
SONUS NETWORKS                   COM    835916107     1717    305000 SH                Sole                305000
SOUTHERN UNION, CO.              COM    844030106     1035     50500 SH                Sole                 50500
SOVEREIGN BANCORP, INC.          COM    845905108     8030    368000 SH                Sole                368000
ST. JOE COMPANY                  COM    790148100     2068     43300 SH                Sole                 43300
SUPERGEN, INC.                   COM    868059106     1255    203100 SH                Sole                203100
TAKE-TWO INTERACTIVE             COM    874054109     4103    124900 SH                Sole                124900
THE MEN'S WAREHOUSE, INC.        COM    587118100      552     19000 SH                Sole                 19000
THOMAS & BETTS CORP.             COM    884315102      571     21300 SH                Sole                 21300
TIBCO SOFTWARE                   COM    88632q103      872    102500 SH                Sole                102500
TIME WARNER, INC.                COM    887317105     5877    364100 SH                Sole                364100
TRANSOCEAN OFFSHORE INC.         COM    g90078109     2891     80800 SH                Sole                 80800
TUCOWS, INC.                     COM    898697107      166    313000 SH                Sole                313000
TYCO INT'L LTD.                  COM    902124106     5871    191500 SH                Sole                191500
UNITED HEALTHCARE CORP           COM    91324p102     3536     47950 SH                Sole                 47950
URBAN OUTFITTERS, INC.           COM    917047102     2085     60600 SH                Sole                 60600
VALUECLICK INC.                  COM    92046n102     2444    258900 SH                Sole                258900
VARIAN MEDICAL SYSTEMS           COM    92220p105      207      6000 SH                Sole                  6000
WALT DISNEY                      COM    254687106      248     11000 SH                Sole                 11000
WASHINGTON POST CL B             COM    939640108      414       450 SH                Sole                   450
YAHOO! INC                       COM    984332106     2326     68600 SH                Sole                 68600

REPORT SUMMARY                   90 DATA RECORDS   261,333                     1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED